Trade Payables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Notes	¥ 11,971	¥ 16,519
Accounts	313,264	364,013
Trade payables (Note 10)	¥ 325,235	¥ 380,532